Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Peerless Option Income Wheel ETF
Shareholder Report [Line Items]
Fund Name	Peerless Option Income Wheel ETF
Class Name	Peerless Option Income Wheel ETF
Trading Symbol	WEEL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Peerless Option Income Wheel ETF (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.peerlessetfs.com. You can also request this information by contacting us at (844) 408-8111 or by writing to the Peerless Option Income Wheel ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 408-8111
Additional Information Website	www.peerlessetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Peerless Option Income Wheel ETF	$39	1.01%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.01%
Net Assets	$ 7,628,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$7,628
Number of Holdings	23
Portfolio Turnover	71%

Holdings [Text Block]

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Bills - 4.64%, 10/31/2024	15.8
Energy Select Sector SPDR Fund	6.3
VanEck Oil Services ETF	4.1
VanEck Semiconductor ETF	3.9
VanEck Gold Miners ETF, Expiration: 10/04/2024; Exercise Price: $38.00	0.0*
iShares MSCI Emerging Markets ETF, Expiration: 10/04/2024; Exercise Price: $45.00	0.0*
ARK Innovation ETF, Expiration: 10/04/2024; Exercise Price: $45.50	0.0*
KraneShares CSI China Internet ETF, Expiration: 10/04/2024; Exercise Price: $33.00	-0.1
Energy Select Sector SPDR Fund, Expiration: 10/04/2024; Exercise Price: $87.50	-0.1
SPDR S&P Regional Banking ETF, Expiration: 10/04/2024; Exercise Price: $53.50	-0.1

*	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.